Commitments and Contingencies (Details)	Dec. 31, 2017
NXDE [Member]
Commitments and Contingencies (Textual)
Royalty payment percentage	3.00%
Number of patents	35
Magnus IP GmbH [Member]
Commitments and Contingencies (Textual)
Royalty payment percentage	6.00%
Number of patents	86